SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2023
Property Plant And Equipment Useful Life Description	Over the shorter of the lease term
Machinery and laboratory equipment [Member]
Property and equipment estimated useful lives	15 years
Minimum [Member] | Computer equipment [Member]
Property and equipment estimated useful lives	20 years
Minimum [Member] | Office furniture and equipment [Member]
Property and equipment estimated useful lives	6 years
Minimum [Member] | Field service units [Member]
Property and equipment estimated useful lives	20 years
Maximum [Member] | Computer equipment [Member]
Property and equipment estimated useful lives	33 years
Maximum [Member] | Office furniture and equipment [Member]
Property and equipment estimated useful lives	10 years
Maximum [Member] | Field service units [Member]
Property and equipment estimated useful lives	50 years